Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2026	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016
C000262035 [Member]
Account Value [Line Items]
Accumulated Value	$ 21,488	$ 15,854	$ 19,131	$ 14,687	$ 17,737	$ 18,058	$ 8,483	$ 9,993	$ 14,582	$ 12,248	$ 10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 42,788	$ 32,969	$ 29,042	$ 22,656	$ 22,013	$ 22,079	$ 15,735	$ 13,945	$ 13,436	$ 11,747	$ 10,000